International Socially Responsible Fund Expense Example - International Socially Responsible Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	$ 814